Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents
Note 5	Cash and Cash Equivalents

Cash and cash equivalent balances as of December 31, 2015 and 2014 are summarized as follows:

(in thousands)	2015	2014
Cash and cash equivalents in domestic accounts	$307,578	225,396
Cash and cash equivalents in foreign accounts	81,750	63,787

Total	$389,328	289,183

The Company maintains operating accounts outside the United States denominated in currencies other than the U.S. dollar. All amounts in domestic accounts are denominated in U.S. dollars.